Organization and Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Organization and Significant Accounting Policies	Organization and Significant Accounting Policies
Business: The TIAA Real Estate Account (“Account”) is an insurance separate account of Teachers Insurance and Annuity Association of America (“TIAA”) and was established by resolution of TIAA’s Board of Trustees (the “Board”) on February 22, 1995, under the insurance laws of the State of New York for the purpose of funding variable annuity contracts issued by TIAA. The Account offers individual and group accumulating annuity contracts (with contributions made on a pre-tax or after-tax basis), as well as individual lifetime and term-certain variable payout annuity contracts (including the payment of death benefits to beneficiaries). Investors are entitled to transfer funds to or from the Account and make withdrawals from the Account on a daily basis under certain circumstances. Funds invested in the Account for each category of contract are expressed in terms of units, and unit values will fluctuate depending on the Account’s performance.
The investment objective of the Account is to seek favorable total returns primarily through rental income and appreciation of a diversified portfolio of directly held, private real estate investments and real estate-related investments while offering investors guaranteed, daily liquidity. The Account holds real estate properties directly and through subsidiaries wholly-owned by TIAA for the sole benefit of the Account. The Account also holds limited interests in real estate joint ventures and funds, as well as investments in loans receivable with commercial real estate properties as underlying collateral. Additionally, the Account invests in real estate-related and non-real estate-related publicly traded securities, cash and other instruments to maintain adequate liquidity levels for operating expenses, capital expenditures and to fund benefit payments (withdrawals, transfers and related transactions).
Use of Estimates: The Consolidated Financial Statements were prepared in accordance with accounting principles generally accepted in the United States of America, which requires the use of estimates made by management. Actual results may vary from those estimates, and such differences may be material.
The outbreak of the novel coronavirus (commonly known as “COVID-19”) and the subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the first quarter of 2020. During the second and third quarters of 2020, the Account received multiple requests for rent and loan payment relief as a result of the COVID-19 pandemic, however, the requests slowed during the fourth quarter of 2020 and no new requests were received in 2021. Requests were generally been comprised of deferrals, with payments postponed for a brief period (i.e., less than six months) and then repaid over the remaining duration of the contract.
As of December 31, 2021, the Account has not had material exposure to rent concessions, tenant defaults or loan defaults. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of the COVID-19 pandemic and the extent to which the COVID-19 pandemic impacts the Account’s business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict.
Basis of Presentation: The accompanying Consolidated Financial Statements include the Account and those subsidiaries wholly-owned by TIAA for the benefit of the Account. Certain prior period amounts have been reclassified for comparative purposes to conform to the current period financial statement presentation. These reclassifications had no effect on previously reported results of operations. All significant intercompany accounts and transactions between the Account and such subsidiaries have been eliminated.
The Accumulation Unit Value (“AUV”) used for financial reporting purposes may differ from the AUV used for processing transactions. The AUV used for financial reporting purposes includes security and participant (or "contract owner") transactions effective through the period end date to which this report relates. Total return is computed based on the AUV used for processing transactions.
Determination of Investments at Fair Value: The Account reports all investments at fair value in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial
Services—Investment Companies. Further in accordance with the adoption of the fair value option allowed under ASC 825, Financial Instruments, and at the election of Account management, loans payable and a line of credit are reported at fair value. The FASB has defined fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants excluding transaction costs.
The following is a description of the valuation methodologies used to determine the fair value of the Account’s investments and investment related loans payable.
Valuation of Real Estate Properties—Investments in real estate properties are stated at fair value, as determined in accordance with policies and procedures reviewed by the Investment Committee of the Board and in accordance with the responsibilities of the Board as a whole. Accordingly, the Account does not record depreciation. Determination of fair value involves significant levels of judgment because the actual fair value of real estate can be determined only by negotiation between the parties in a sales transaction.
The Account’s primary objective when valuing its real estate investments will be to produce a valuation that represents a reasonable estimate of the fair value of its investments. Implicit in the Account’s definition of fair value are the consummation of a sale as of a specified date and the passing of title from seller to buyer under conditions whereby:
•Buyer and seller are typically motivated;
•Both parties are well informed or well advised and acting in what they consider their best interests;
•A reasonable time is allowed for exposure in the open market;
•Payment is made in terms of cash or in terms of financial arrangements comparable thereto; and
•The price represents the normal consideration for the property sold unaffected by special or creative financing or sales concessions granted by anyone associated with the sale.
Property and investment values are affected by, among other things, the availability of capital, occupancy rates, rental rates, and interest and inflation rates. As a result, determining real estate and investment values involves many assumptions. Key inputs and assumptions include, but are not limited to, rental income and expense amounts, related rental income and expense growth rates, capital expenditures, discount rates and capitalization rates. Valuation techniques include discounted cash flow analysis, direct capitalization analysis, analysis of recent comparable sales transactions, actual sale negotiations and bona fide purchase offers received from third parties.
Real estate properties owned by the Account are initially valued based on an independent third party appraisal, as reviewed by TIAA’s internal appraisal staff and as applicable by the Account’s independent fiduciary at the time of the closing of the purchase. Such initial valuation may result in a potential unrealized gain or loss reflecting the difference between an investment’s fair value (i.e., exit price) and its cost basis (which is inclusive of transaction costs).
Subsequently, each property is appraised each quarter by an independent third party appraiser, reviewed by TIAA’s internal appraisal staff and as applicable the Account’s independent fiduciary. In general, the Account obtains appraisals of its real estate properties spread out throughout the quarter, which is intended to result in appraisal adjustments, and thus, adjustments to the valuations of its holdings (to the extent such adjustments are made) that happen regularly throughout each quarter and not on one specific day or month in each period.
Further, management reserves the right to order an appraisal and/or conduct another valuation outside of the normal quarterly process when facts or circumstances at a specific property change. For example, under certain circumstances a valuation adjustment could be made when the account receives a bona fide bid for the sale of a property held within the Account or one of the Account’s joint ventures. Adjustments may be made for events or circumstances indicating an impairment of a tenant’s ability to pay amounts due to the Account under a lease (including due to a bankruptcy filing of that tenant). Alternatively, adjustments may be made to reflect the execution or renewal of a significant lease. Also, adjustments may be made to reflect factors (such as sales values for comparable properties or local employment rate) bearing uniquely on a particular region in which the Account holds properties. TIAA’s internal appraisal staff oversees the entire appraisal process, in conjunction with the Account’s independent fiduciary (the independent fiduciary is more fully described in the following paragraph). Any differences in the conclusions of TIAA’s internal appraisal staff and the independent appraiser will be reviewed by the independent fiduciary, which will make a final determination on the matter (which may include ordering a subsequent independent appraisal).
The independent fiduciary, SitusAMC, has been appointed by a special subcommittee of the Investment Committee of the Board to, among other things, oversee the appraisal process. The independent fiduciary must approve all independent appraisers used by the Account. All appraisals are performed in accordance with Uniform Standards of Professional Appraisal Practices, the real estate appraisal industry standards created by The Appraisal Foundation. Real estate appraisals are estimates of property values based on a professional’s opinion. Appraisals of properties held outside of the U.S. are performed in accordance with industry standards commonly applied in the applicable jurisdiction. These independent appraisers are always expected to be MAI-designated members of the Appraisal Institute (or its European equivalent, Royal Institute of Chartered Surveyors) and state certified appraisers from national or regional firms with relevant property type experience and market knowledge. Under the Account’s current procedures, each independent appraisal firm will be rotated off of a particular property at least every three years, although such appraisal firm may perform appraisals of other Account properties subsequent to such rotation.
Also, the independent fiduciary can require additional appraisals if factors or events have occurred that could materially change a property’s value (including those identified above) and such change is not reflected in the quarterly valuation review, or otherwise to ensure that the Account is valued appropriately. The independent fiduciary must also approve any valuation change of real estate-related assets where a property’s value changed by more than 6% from the most recent independent annual appraisal, or if the value of the Account would change by more than 4% within any calendar quarter or more than 2% since the prior calendar month. When a real estate property is subject to a mortgage, the property is valued independently of the mortgage and the property and mortgage fair values are reported separately (see Valuation of Loans Payable). The independent fiduciary reviews and approves all mortgage valuation adjustments before such adjustments are recorded by the Account. The Account continues to use the revised value for each real estate property and loan payable to calculate the Account’s daily net asset value until the next valuation review or appraisal.
Valuation of Real Estate Joint Ventures—Real estate joint ventures are stated at the fair value of the Account’s ownership interests of the underlying entities. The Account’s ownership interests are valued based on the fair value of the underlying real estate, any related loans payable, and other factors, such as ownership percentage, ownership rights, buy/sell agreements, distribution provisions and capital call obligations. The fair value of real estate and loans payable held by joint ventures is determined in the same manner described above in Valuation of Real Estate Properties. The independent fiduciary reviews and approves all valuation adjustments before such adjustments are recorded by the Account. Upon the disposition of all real estate investments by an investee entity, the Account will continue to state its equity in the remaining net assets of the investee entity during the wind down period, if any, which occurs prior to the dissolution of the investee entity.
Valuation of Real Estate Funds—Real estate fund interests are stated at the fair value of the Account’s ownership in the fund. Management uses net asset value information provided by fund managers as a practical expedient to estimate fair value. The Account receives estimates from fund managers on a quarterly basis, and audited information is provided annually. Upon receipt of the information, management reviews and concludes on whether the net asset values provided are an appropriate representation of the fair value of the Account's interests in the real estate funds and makes valuation adjustments as necessary. Valuation of real estate funds proceeds under the direction of the Investment Committee of the Board and in accordance with the responsibilities of the Board as a whole.
Valuation of Real Estate Operating Businesses—Real estate operating businesses are held at fair value, which is equal to their cost basis on the initial investment date. Subsequently, valuations are completed on a quarterly basis, with a third-party vendor utilized semi-annually and the interim quarters completed by TIAA’s internal valuation department. Valuations are subject to review by the independent fiduciary. Fair value is based on the enterprise value of the business, subject to any preferential distributions that would be required upon liquidation, if applicable.
Management reserves the right to order an external valuation outside of the normal quarterly process when facts or circumstances at the business materially change from the latest available valuation. Any differences in the conclusions of TIAA’s internal valuation department and the external vendor will be reviewed by the independent fiduciary, which will make a final determination on the matter (which may include ordering a subsequent additional valuation).
Valuation of Marketable Securities—Equity securities listed or traded on any national market or exchange are valued at the last sale price as of the close of the principal securities market or exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and ask prices on such market or exchange, exclusive of transaction costs.
Valuation of Debt Securities—Debt securities with readily available market quotations, other than money market instruments, are generally valued at the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities for which market quotations are not readily available, are valued at fair value as determined by management and the Investment Committee of the Board and in accordance with the responsibilities of the Board as a whole.
Short-term investments are valued in the same manner as debt securities, as described above.
Money market instruments are valued at amortized cost, which approximates fair value.
Valuation of Loans Receivable (i.e. the Account as a creditor)—Loans receivable are stated at fair value and are initially valued at the face amount of the loan funding. Subsequently, loans receivable are valued at least quarterly by TIAA’s internal valuation department based on market factors, such as market interest rates and spreads for comparable loans, the liquidity for loans of similar characteristics, the performance of the underlying collateral (such as the loan-to-value ratio and the cash flow of the underlying collateral) and the credit quality of the counterparty. The independent fiduciary reviews and approves all loan receivable valuation adjustments before such adjustments are recorded by the Account. The Account continues to use the revised value for each loan receivable to calculate the Account’s daily net asset value until the next valuation review.
Valuation of Loans Payable (i.e. the Account as a debtor)—Mortgage or other loans payable, including the Account's line of credit, are stated at fair value. The estimated fair value of loans payable is generally based on the amount at which the liability could be transferred in a current transaction, exclusive of transaction costs. Fair values are estimated based on market factors, such as market interest rates and spreads on comparable loans, the liquidity for loans of similar characteristics, the performance of the underlying collateral (such as the loan-to-value ratio and the cash flow of the underlying collateral), the maturity date of the loan, the return demands of the market, and the credit quality of the Account. Different assumptions or changes in future market conditions could significantly affect estimated fair values. At times, the Account may assume debt in connection with the purchase of real estate, including under the Credit Agreement (as defined below) or additional credit facilities or other lines of credit in the future or the issuance of debt securities by the Account.
See Note 5—Assets and Liabilities Measured at Fair Value on a Recurring Basis for further discussion and disclosure regarding the determination of the fair value of the Account’s investments.
Foreign Currency Transactions and Translation: The Account's investments, other assets and liabilities that are denominated in a foreign currency are translated into U.S. dollars using the effective exchange rates at the end of the period. Transactions, such as the purchases and sales of securities or properties, income received, and expenses paid, executed in a foreign currency are translated into U.S. dollars at the effective exchange rate on the date of the transaction. The effects of foreign currency exchange rate translation on the Account's assets and liabilities are included in realized and unrealized gains and losses on the Account's Consolidated Statements of Operations.
Accumulation and Annuity Funds: The accumulation fund represents the net assets attributable to contract owners in the accumulation phase of their investment (“Accumulation Fund”). The annuity fund represents the net assets attributable to the contract owners currently receiving annuity payments (“Annuity Fund”). The net increase or decrease in net assets from investment operations is apportioned between the accounts based upon their relative daily net asset values. Once an Account participant begins receiving lifetime annuity income benefits, payment levels cannot be reduced as a result of the Account’s actual mortality experience. In addition, the contracts pursuant to which the Account is offered are required to stipulate the maximum expense charge for all Account level expenses that can be assessed, which is not to exceed 2.5% of average net assets per year. The Account pays a fee to TIAA to assume mortality and expense risks.
Accounting for Investments: The investments held by the Account are accounted for as follows:
Real Estate Properties—Rent from real estate properties consists of all amounts earned under tenant operating leases, including base rent, recoveries of real estate taxes and other expenses and charges for miscellaneous services provided to tenants. Rental income is recognized in accordance with the billing terms of the lease agreements. The Account bears the direct expenses of the real estate properties owned. These expenses include, but are not limited to, fees to local property management companies, property taxes, utilities, maintenance, repairs, insurance, and other operating and administrative costs. An estimate of the net operating income earned from each real estate property is accrued by the Account on a daily basis and such estimates are adjusted when actual operating results are determined.
Real Estate Joint Ventures—The Account has ownership interests in various real estate joint ventures (collectively, the “joint ventures”). The Account records its contributions as increases to its investments in the joint ventures, and distributions from the joint ventures are treated as income within income from real estate joint ventures in the Account’s Consolidated Statements of Operations. Distributions that are identified as returns of capital are recorded as a reduction to the cost basis of the investment, whereas distributions identified as capital gains or losses are recorded as realized gains or losses. Income distributions from the joint ventures are recorded based on the Account’s proportional interest of the income distributed by the joint ventures. Income and losses incurred but not yet distributed or realized from the Account by the joint ventures are recorded as unrealized gains and losses.
Real Estate Funds—The Account has limited ownership interests in various private real estate funds. The Account records its contributions as increases to the investments, and distributions from the investments are treated as income within income from real estate funds in the Account’s Consolidated Statements of Operations. Distributions that are identified as returns of capital are recorded as a reduction to the cost basis of the investment, whereas distributions identified as capital gains or losses are recorded as realized gains or losses. Unrealized gains and losses are recorded based upon the changes in the net asset values of the real estate funds as determined from the financial statements of the real estate funds when received by the Account. Prior to the receipt of the financial statements from the real estate funds, the Account estimates the value of its interest using information provided by the limited partners. Changes in value based on such estimates are recorded by the Account as unrealized gains and losses.
Real Estate Operating Business—The Account has a non-controlling ownership interest in one real estate operating business. The Account records contributions into the business as increases to the cost basis of its investment. Distributions are characterized by the business as either income, capital gains, or return of capital. Distributions classified as income are presented within income from real estate operating businesses in the Account’s Consolidated Statements of Operations. Distributions identified as capital gains are presented as realized gains in the Account’s Consolidated Statements of Operations. Distributions identified as returns of capital are recorded as a reduction to the cost basis of the investment. Unrealized gains and losses are recorded based upon the changes in the fair value of the enterprise value of the business.
Marketable Securities—Transactions in marketable securities are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned. Dividend income is recorded on the ex-dividend date within dividend income. Dividends that are identified as returns of capital are recorded as a reduction to the cost basis of the investment, whereas dividends identified as capital gains or losses are recorded as realized gains or losses. Realized gains and losses on securities transactions are accounted for on the specific identification method.
Loans Receivable—The Account may originate, purchase or sell loans collateralized by real estate. The cost basis of originated loans is comprised of the principal balance and direct costs incurred that represent a component of loan’s reported fair value. The cost basis of purchased loans consists of the purchase price of the loan and additional direct costs incurred that represent a component of the loan’s reported fair value. Additional costs incurred by the Account to originate or purchase loans that do not represent a component of a loan’s fair value are recorded as expenses in the period incurred. Nonrefundable origination fees paid by borrowers are recognized as interest income once all activities required to execute the loan are completed. Prepayment fees received from the payoff of loans in advance of their maturity date are recognized as interest income on the date the payoff occurs. Interest income from loans in accrual status is recognized based on the current coupon rate of the loans.
Interest income from loans in accrual status is recognized based on the current coupon rate of the loans. Interest income accruals are suspended when a loan becomes a non-performing loan, defined as a loan more than ninety days in arrears or at any point when management believes the full collection of principal is doubtful. Interest income on non-performing loans is recognized only as cash payments are received. Loans can be rehabilitated to normal accrual status once all past due interest has been collected and management believes the full collection of principal is likely.
Realized and Unrealized Gains and Losses—Realized gains and losses are recorded at the time an investment is sold or a distribution is received in relation to an investment sale from a joint venture or fund. Real estate and loan receivable transactions are accounted for as of the date on which the purchase or sale transactions close (settlement date). The Account recognizes a realized gain on the sale of an investment to the extent that the contract sales price exceeds the cost-to-date of the investment being sold. A realized loss occurs when the cost-to-date exceeds the sales price. Realized gains and losses from partial sales of non-financial assets are recognized in accordance with ASC 610-20 - Gains and Losses from the Derecognition of Nonfinancial Assets. Realized gains and losses from the sale of financial assets are recognized in accordance with ASC 860 - Transfers and Servicing. Unrealized gains and losses are recorded as the fair values of the Account’s investments are adjusted, and as discussed within the Real Estate Joint Ventures, Real Estate Funds and Loans Receivable sections above.
Net Assets—The Account’s net assets as of the close of each valuation day are valued by taking the sum of:
•the value of the Account’s cash; cash equivalents, and short-term and other debt instruments;
•the value of the Account’s other securities and other non-real estate assets;
•the value of the individual real properties (based on the most recent valuation of that property) and other real estate-related investments owned by the Account;
•an estimate of the net operating income accrued by the Account from its properties, other real estate-related investments and non-real estate-related investments (including short-term marketable securities) since the end of the prior valuation day; and
•actual net operating income earned from the Account’s properties, other real estate-related investments and non-real estate-related investments (but only to the extent any such item of income differs from the estimated income accrued for on such investments), and then reducing the sum by liabilities held within the Account, including the daily investment management fee, administration and distribution fees, mortality and expense fee, liquidity guarantee fee, and certain other expenses attributable to operating the Account. Daily estimates of net operating income are adjusted to reflect actual net operating income on a monthly basis, at which time such adjustments (if any) are reflected in the Account’s unit value.
After the end of every quarter, the Account reconciles the amount of expenses deducted from the Account (which is established in order to approximate the costs that the Account will incur) with the expenses the Account actually incurred. If there is a difference, the Account adds it to or deducts it from the Account in equal daily installments over the remaining days of the following quarter. Material differences may be repaid in the current calendar quarter. The Account’s at-cost deductions are based on projections of Account assets and overall expenses, and the size of any adjusting payments will be directly affected by the difference between management’s projections and the Account’s actual assets or expenses.
Variable Interest Entities: Variable interests are financial relationships which expose a reporting entity to the risks and rewards of variability in the entity's assets and operations. When variable interests exist, they are subject to evaluation under the variable interest entity ("VIE") model if any one of the following four characteristics are present: a) the entity is insufficiently capitalized; b) the equity holders do not have power to control the activities that most significantly impact the entity's financial performance; c) the voting rights of the equity holders are not proportionate to their economic interests; or d) the equity holders are not exposed to the residual losses or benefits that would normally be associated with equity interests.
ASC 810 - Consolidation prohibits a reporting entity that qualifies as an investment company under ASC 946 - Financial Services - Investment Companies from consolidating an investee that is not an investment company. This scope exception does not apply to situations in which an investment company has an interest in another investment company. Accordingly, the Account's investments in other investment companies (e.g., real estate funds) are subject to evaluation under the VIE model.
The Account consolidates a VIE if it concludes that the Account is the primary beneficiary of the VIE. The primary beneficiary has both: a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance; and b) the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. The following activities have been identified by the Account as having the most significant impact on a VIE's economic performance:
•control over the ability to acquire and dispose of investments held by the entity;
•the ability to kick out a managing entity without cause, either unilaterally or with a group of equity investors;
•the ability to modify the power of the managing entity without its consent; and
•control over the day-to-day decision making of the underlying investments
An equity investor in a VIE may not actively be involved in the significant activities (i.e., it may cede day-to-day decision making to a third party), but if the equity investor has approval rights or some other mechanism to retain ultimate control, the equity investor with these rights would be concluded as having power over the activity.
On a quarterly basis, the Account evaluates all involvements with VIEs, including any changes to governing powers of continuing VIEs. The consolidation status of VIEs may change as a result of such continued evaluation. At the reporting date, the Account was not deemed to be the primary beneficiary of any VIEs. Refer to Note 7—Investments in Real Estate Funds for additional detail.
Cash and Cash Equivalents: Cash and cash equivalents are balances held by the Account in bank deposit accounts which, at times, may exceed federally insured limits. The Account’s management monitors these balances to mitigate the exposure of risk due to concentration and has not experienced any losses from such concentration.
Other Assets and Other Liabilities: Other assets and other liabilities consist of operating assets and liabilities utilized and held at each individual real estate property investment. Other assets consist of, amongst other items, cash, tenant receivables and prepaid expenses; whereas other liabilities primarily consist of security deposits. Other assets also include cash collateral held for securities on loan.
Federal Income Taxes: Based on provisions of the Internal Revenue Code, Section 817, the Account is taxed as a segregated asset account of TIAA and as such, the Account incurs no material federal income tax attributable to the net investment activity of the Account. The Account’s federal income tax return is generally subject to examination for a period of three years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Account’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Account’s Consolidated Financial Statements.
Restricted Cash: The Account held restricted cash in escrow accounts for security deposits, as required by certain states, as well as property taxes, insurance, and various other property related matters as required by certain creditors related to outstanding loans payable collateralized by certain real estate investments. These amounts are recorded within other assets on the Consolidated Statements of Assets and Liabilities. See Note 9—Loans Payable for additional information regarding the Account’s outstanding loans payable.
Changes in Net Assets: Premiums include premiums paid by existing accumulation unit holders in the Account and transfers into the Account. Withdrawals and death benefits include withdrawals out of the Account which include transfers out of the Account and required minimum distributions.
Due to/from Investment Manager: Due to/from investment manager represents amounts that are to be paid or received by TIAA on behalf of the Account. Amounts generally are paid or received by the Account within one or two business days and no interest is contractually charged on these amounts.
Securities Lending: The Account may lend securities to qualified borrowers to earn additional income. The Account receives cash collateral against the loaned securities and maintains cash collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account is invested exclusively in an interest-bearing deposit account. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Consolidated Statements of Assets and Liabilities. When loaning securities, the Account retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the securities. All income generated by the securities lending program is reflected within interest income on the Consolidated Statements of Operations.
Securities lending transactions are for real-estate related equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Account consists of interest earned on cash collateral and lending fees, net of any rebates to the borrower and compensation to the agent. Such income is reflected within interest income on the Consolidated Statements of Operations. In lending its securities, the Account bears the market risk with respect to the investment of collateral and the risk that the agent may default on its contractual obligations to the Account. The agent bears the risk that the borrower may default on its obligation to return the loaned securities as the agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.
Recent Accounting Pronouncements: In July 2021, the FASB issued ASU 2021-05—Leases (Topic 842): Lessors—Certain Leases with Variable Lease Payments (“ASU 2021-05”). The amendments in ASU 2021-05 amend the lease classification requirements for lessors to align them with practice under Topic 840. Lessors should classify and account for a lease with variable lease payments that do not depend on a reference index or a rate as an operating lease if certain criteria are met. When a lease is classified as operating, the lessor does not recognize a net investment in the lease, does not derecognize the underlying asset, and, therefore, does not recognize a selling profit or loss. The amendments are effective for fiscal years beginning after December 15, 2021, for all entities, and interim periods within those fiscal years for public business entities. Entities that have adopted Topic 842 before the issuance date of ASU 2016-05 have the option to apply the amendments either (1) retrospectively to leases that commenced or were modified on or after the adoption of Update 2016-02 or (2) prospectively to leases that commence or are modified on or after the date that an entity first applies the amendments. Management does not expect the guidance to materially impact the Account.
In March 2020, the FASB issued ASU 2020-04, Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”). The guidance provides optional expedients and exceptions for applying generally accepted accounting principles to contract modifications and hedging relationships, subject to meeting certain criteria, that reference the London Interbank Offered Rate ("LIBOR") or another reference rate expected to be discontinued. The expedients and exceptions are effective for the period from March 12, 2020 through December 31, 2022. Management does not expect the guidance to materially impact the Account.